Summary of Other Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	$ (1,909,755)	$ (862,938)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	73,139	69,868
Service cost	728	675	545
Interest cost	3,482	3,579	3,920
Actuarial (gain) loss	11,447	5,002
Benefits paid	(5,142)	(5,985)
Benefit obligation at end of year	83,654	73,139	69,868
Amortization of unrecognized actuarial loss	480	524	(461)
Net periodic benefit cost	4,690	4,778	4,004
Funded status	(83,654)	(73,139)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(5,041)	(5,670)
Pensions and other postretirement benefits	(78,613)	(67,469)
Net amount recognized	(83,654)	(73,139)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	21,246	10,324
Prior service (credit)	(1,023)	(1,068)
Net amount recognized	$ 20,223	$ 9,256